Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,670,311	$ 4,117,324	$ 7,814,220
Accounts receivable, net	379,246	542,420	678,646
Inventory, net	642,961	692,368	826,012
Prepaid expenses and other current assets	267,971	329,646	566,239
Total current assets	2,960,489	5,681,758	9,885,117
Property and equipment, net	743,521	800,723	1,074,710
Goodwill	600,814	600,814	637,528
Intangible assets, net	1,554,044	1,620,998	1,888,814
Other noncurrent assets	298,081	279,752	270,327
Total assets	6,156,949	8,984,045	13,756,496
Current liabilities
Accounts payable	2,017,202	2,232,563	2,285,792
Accrued compensation and benefits	1,019,962	578,480	1,081,270
Accrued liabilities	883,105	1,215,283	920,286
Deferred revenue	31,233	37,397	50,925
Short-term notes payable	998,958	1,023,815	0
Current maturities of long-term capital lease obligation	170,297	184,399	251,800
Total current liabilities	5,120,757	5,271,937	4,590,073
Deferred rent	374,194	398,084	352,985
Note payable		0	993,750
Long-term capital lease obligation and other noncurrent liabilities	107,940	146,543	328,642
Total liabilities	5,602,891	5,816,564	6,265,450
Commitments
Stockholders' equity
Common stock	273,775	253,042	125,477
Preferred stock	0	0	0
Additional paid-in capital	138,546,915	136,199,382	121,490,994
Accumulated other comprehensive income/(loss)	2,419	6,176	(1,059)
Accumulated deficit	(138,269,051)	(133,291,119)	(114,124,366)
Total stockholders’ equity	554,058	3,167,481	7,491,046
Total liabilities and stockholders’ equity	$ 6,156,949	$ 8,984,045	$ 13,756,496